Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	£ 3,192	£ 4,245
Present value of defined benefit obligation	(2,637)	(3,731)
Net pension asset/(liability)	555	514
Other post-retirement medical benefit obligation	(25)	(34)
Other pension accruals	(10)	(9)
Net retirement benefit asset	520	471
Retirement benefit assets	581	537
Retirement benefit obligations	(61)	(66)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	3,088	4,125
Present value of defined benefit obligation	(2,514)	(3,588)
Net pension asset/(liability)	574	537
Other funded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	104	120
Present value of defined benefit obligation	(106)	(123)
Net pension asset/(liability)	(2)	(3)
Other unfunded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	0
Present value of defined benefit obligation	(17)	(20)
Net pension asset/(liability)	£ (17)	£ (20)